Related parties	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Related parties	Related parties:
The Company has interests in significant subsidiaries and joint ventures as follows:

Name	Country of incorporation	Principal activities	Interest %
			Dec 31 2023	Dec 31 2022
Significant subsidiaries:
Methanex Asia Pacific Limited	Hong Kong	Marketing & distribution	100%	100%
Methanex Services (Shanghai) Co., Ltd.	China	Marketing & distribution	100%	100%
Methanex Europe NV	Belgium	Marketing & distribution	100%	100%
Methanex Methanol Company, LLC	United States	Marketing & distribution	100%	100%
Egyptian Methanex Methanol Company S.A.E. ("Methanex Egypt")	Egypt	Production	50%	50%
Methanex Chile SpA	Chile	Production	100%	100%
Methanex New Zealand Limited	New Zealand	Production	100%	100%
Methanex Trinidad (Titan) Unlimited	Trinidad and Tobago	Production	100%	100%
Methanex USA LLC	United States	Production	100%	100%
Methanex Louisiana LLC	United States	Production	100%	100%
Methanex Geismar III LLC	United States	Geismar 3 project development	100%	100%
Waterfront Shipping Limited [1]	Canada	Shipping	60%	60%
Significant joint ventures:
Atlas Methanol Company Unlimited [2]	Trinidad and Tobago	Production	63.1%	63.1%
1     On February 1, 2022, we closed the shipping partnership with Mitsui O.S.K. Lines, Ltd. ("MOL") whereby MOL acquired a 40% minority interest in Waterfront Shipping Limited.
[2]     Summarized financial information for the investment in Atlas is disclosed in note 6.

Transactions between the Company and Atlas are considered related party transactions and are included within the summarized financial information in note 6. Atlas revenue for the year ended December 31, 2023 of $466 million (2022 - $532 million) is a related party transaction included in cost of sales of the Company as Methanex has marketing rights for 100% of the methanol produced by Atlas. Balances outstanding with Atlas as at December 31, 2023 and provided in the summarized financial information in note 6 include receivables owing from Atlas to the Company of $74 million (2022 - $73 million), and payables to Atlas of $172 million (2022 - $198 million). The Company has total loans outstanding to Atlas as at December 31, 2023 of $76 million (2022 - $76 million) which are unsecured and due at maturity.
Remuneration to non-management directors and senior management, which includes the members of the executive leadership team, is as follows:

For the years ended December 31	2023	2022
Short-term employee benefits	$9,034	$11,760
Post-employment benefits	681	656
Other long-term employee benefits	59	52
Share-based compensation expense [1]	10,046	6,142
Total	$19,820	$18,610
[1]  Balance includes realized and unrealized expenses and recoveries from share-based compensation awards granted.